Schedule of Investments
September 30, 2020
(Unaudited)
Invesco Select Risk: Conservative Investor Fund
Schedule of Investments in Affiliated Issuers–99.79%(a)
	% of Net Assets 09/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/20	Value 09/30/20
Alternative Funds–9.18%
Invesco Fundamental Alternatives Fund, Class R6(b)	2.46%	$11,963,976	$1,554,045	$—	$(15,474)	$—	$—	489,400	$13,502,547
Invesco Global Real Estate Income Fund, Class R6	1.71%	—	9,373,232	—	10,581	—	65,301	1,195,390	9,383,813
Invesco Macro Allocation Strategy Fund, Class R6	2.45%	—	13,444,257	—	(6,628)	—	—	1,611,226	13,437,629
Invesco Master Event-Linked Bond Fund, Class R6(b)	2.56%	20,575,398	801,154	(8,534,973)	1,038,771	135,696	875,235	860,852	14,016,046
Invesco SteelPath MLP Select 40 Fund, Class R6(b)	—	5,598,941	775,862	(4,578,987)	634,385	(2,430,199)	336,051	1	2
Total Alternative Funds		38,138,315	25,948,550	(13,113,960)	1,661,635	(2,294,503)	1,276,587		50,340,037
Domestic Equity Funds–12.85%
Invesco Comstock Select Fund, Class R6(b)	—	8,756,756	63,541	(7,222,112)	(9,528)	(1,588,657)	63,550	—	—
Invesco Discovery Mid Cap Growth Fund, Class R6(b)	1.71%	6,595,987	2,994,079	(1,244,268)	884,067	156,921	—	304,370	9,386,786
Invesco Main Street Small Cap Fund, Class R6(b)	—	6,201,919	—	(5,867,518)	(1,277,239)	942,838	12	—	—
Invesco Russell 1000 Dynamic Multifactor ETF	2.97%	16,575,948	976,765	—	(1,274,415)	—	202,506	526,465	16,278,298
Invesco S&P 500 Pure Value ETF	2.94%	—	16,286,331	—	(176,987)	—	98,210	328,628	16,109,344
Invesco S&P 500® Low Volatility ETF	1.97%	—	10,729,320	—	89,332	—	35,768	201,690	10,818,652
Invesco S&P 500® Pure Growth ETF	3.26%	—	17,428,093	—	420,105	—	17,124	126,011	17,848,198
Total Domestic Equity Funds		38,130,610	48,478,129	(14,333,898)	(1,344,665)	(488,898)	417,170		70,441,278
Fixed Income Funds–72.20%
Invesco Core Bond Fund, Class R6(b)(c)	—	139,342,843	7,566,000	(149,432,694)	(2,763,705)	11,047,511	(4,368,699)	—	—
Invesco Core Plus Bond Fund, Class R6	19.82%	—	118,759,630	—	(10,122,824)	—	592,501	9,389,525	108,636,806
Invesco Fundamental High Yield® Corporate Bond ETF	5.82%	—	32,261,584	—	(384,335)	—	222,487	1,719,377	31,877,249
Invesco Income Fund, Class R6	5.04%	—	25,512,028	—	2,133,870	—	389,177	3,666,565	27,645,898
Invesco International Bond Fund, Class R6(b)	12.84%	137,632,226	16,634,530	(80,712,644)	(4,588,723)	1,431,818	1,413,302	13,036,520	70,397,207
Invesco Master Loan Fund, Class R6(b)	7.95%	56,299,470	1,859,577	(14,323,477)	958,151	(1,248,204)	1,859,577	2,899,767	43,545,517
Invesco Oppenheimer Limited-Term Government Fund, Class R6	—	34,081,166	294,151	(36,045,844)	1,893,086	(222,559)	361,443	—	—
Invesco Oppenheimer Master Inflation Protected Securities Fund, Class R6	—	19,523,506	2,123,297	(24,517,424)	535,485	2,335,136	115,130	—	—
Invesco Taxable Municipal Bond ETF	12.78%	—	69,968,455	—	78,351	—	274,762	2,100,354	70,046,806
Invesco Variable Rate Investment Grade ETF	7.95%	—	43,352,743	—	210,202	—	62,355	1,753,036	43,562,945
Total Fixed Income Funds		386,879,211	318,331,995	(305,032,083)	(12,050,442)	13,343,702	922,035		395,712,428
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Conservative Investor Fund

Invesco Select Risk: Conservative Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–99.79%(a)
	% of Net Assets 09/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/20	Value 09/30/20
Foreign Equity Funds–4.82%
Invesco Developing Markets Fund, Class R6(b)	—	$8,369,878	$—	$(8,254,481)	$(1,973,155)	$1,857,758	$10	—	$—
Invesco Emerging Markets Innovators Fund, Class R6(b)	—	3,203,799	—	(3,270,401)	(567,772)	634,374	4	—	—
Invesco Global Fund, Class R6(b)	—	33,647,576	—	(35,357,168)	(4,485,761)	6,195,353	34	—	—
Invesco Global Infrastructure Fund, Class R6	0.71%	—	8,702,429	(4,904,727)	(22,606)	91,181	51,536	371,044	3,866,277
Invesco International Equity Fund, Class R6(b)	—	9,408,543	—	(9,545,878)	(2,247,584)	2,384,919	—	—	—
Invesco International Select Equity Fund, Class R6	2.12%	—	10,829,247	—	762,982	—	—	856,780	11,592,229
Invesco International Small-Mid Company Fund, Class R6(b)	—	6,291,926	—	(6,605,751)	(1,789,356)	2,103,181	11	—	—
Invesco Oppenheimer Global Infrastructure Fund, Class R6	—	10,641,760	—	(8,650,893)	(1,390,427)	(600,440)	—	—	—
Invesco Oppenheimer International Growth Fund, Class R6	—	9,522,564	—	(9,860,949)	(3,370,919)	3,709,304	46	—	—
Invesco S&P International Developed Low Volatility ETF	1.99%	—	10,882,110	—	49,888	—	77,722	384,118	10,931,998
Total Foreign Equity Funds		81,086,046	30,413,786	(86,450,248)	(15,034,710)	16,375,630	129,363		26,390,504
Real Estate Funds–0.00%
Invesco Oppenheimer Real Estate Fund, Class Y	—	10,804,434	255,614	(8,688,887)	(561,705)	(1,809,456)	255,614	—	—
Money Market Funds–0.74%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(d)	0.21%	6,068,698	20,351,076	(25,267,265)	—	—	22,141	1,152,509	1,152,509
Invesco Liquid Assets Portfolio, Institutional Class, 0.10%(d)	0.29%	—	7,894,969	(6,301,710)	257	475	3,285	1,593,195	1,593,991
Invesco Treasury Portfolio, Institutional Class, 0.02%(d)	0.24%	—	10,989,288	(9,672,134)	—	—	710	1,317,154	1,317,154
Total Money Market Funds		6,068,698	39,235,333	(41,241,109)	257	475	26,136		4,063,654
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $547,141,705)	99.79%	$561,107,314	$462,663,407	$(468,860,185)	$(27,329,630)	$25,126,950(c)	$3,026,905		$546,947,901
OTHER ASSETS LESS LIABILITIES	0.21%								1,133,099
NET ASSETS	100.00%								$548,081,000
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Effective September 30, 2020, the underlying fund’s name changed.
(c)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Core Bond Fund	$5,759,955

(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	5	December-2020	$838,000	$(5,073)	$(5,073)
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Conservative Investor Fund

Open Futures Contracts—(continued)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Canada 10 Year Bonds	45	December-2020	$5,130,450	$(3,808)	$(3,808)
Euro-BTP	54	December-2020	9,343,627	100,564	100,564
Euro-BUND	32	December-2020	6,547,710	15,329	15,329
Euro-OAT	59	December-2020	11,659,368	53,928	53,928
Japanese Bonds, 10 yr.	29	December-2020	41,826,104	71,378	71,378
Long Gilt	72	December-2020	12,645,319	46,336	46,336
Subtotal				283,727	283,727
Total Futures Contracts				$278,654	$278,654
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Conservative Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$542,884,247	$—	$—	$542,884,247
Money Market Funds	4,063,654	—	—	4,063,654
Total Investments in Securities	546,947,901	—	—	546,947,901
Other Investments - Assets*
Futures Contracts	287,535	—	—	287,535
Other Investments - Liabilities*
Futures Contracts	(8,881)	—	—	(8,881)
Total Other Investments	278,654	—	—	278,654
Total Investments	$547,226,555	$—	$—	$547,226,555

*	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Select Risk: Conservative Investor Fund